Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of estimated useful lives

The estimated useful lives applied to the assets determined the following average depreciation rates per year:

	2021	2020
Buildings and improvements	2.92	2.82
Machinery, equipment and installations	6.74	6.31
Furniture and fixtures	10.06	10.03
IT equipment	21.18	20.23
Lab equipment	9.53	9.57
Security equipment	10.04	9.54
Vehicles	18.82	18.89
Other	17.05	13.55

Reconciliation of carrying amount

(a) Reconciliation of carrying amount

	Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Cost	613,807	7,064,972	44,439,196	7,009,473	1,726,026	60,853,474
Accumulated depreciation and amortization		(2,492,705)	(24,789,920)		(1,255,668)	(28,538,293)
Balance as of December 31, 2019	613,807	4,572,267	19,649,276	7,009,473	470,358	32,315,181

Acquisitions		590	60,130	2,609,565	4,030	2,674,315
Capitalized financial charges				252,427		252,427
Foreign currency translation adjustment
Cost	69,244	1,132,817	2,982,072	1,136,671	74,856	5,395,660
Depreciation		(314,092)	(997,664)		(46,919)	(1,358,675)
Transfers by concluded projects		105,702	6,248,845	(6,542,755)	188,208
Transfers to inventory				(53,903)	76,709	22,806
Transfers to intangible				(22,373)	(18,619)	(40,992)
Disposals
Cost	(20)	(22,657)	(328,411)		(12,576)	(363,664)
Depreciation		20,299	305,759		10,631	336,689
Depreciation and amortization		(372,687)	(2,787,042)		(144,869)	(3,304,598)
Net book value	683,031	5,122,239	25,132,965	4,389,105	601,809	35,929,149
Cost	683,031	8,281,424	53,401,832	4,389,105	2,038,666	68,794,058
Accumulated depreciation		(3,159,185)	(28,268,867)	-	(1,436,857)	(32,864,909)
Balance as of December 31, 2020	683,031	5,122,239	25,132,965	4,389,105	601,809	35,929,149

Acquisitions		338	160,297	3,388,078	3,421	3,552,134
Capitalized financial charges				192,207		192,207
Foreign currency translation adjustment
Cost	17,046	287,866	1,118,655	74,428	23,859	1,521,854
Depreciation		(88,406)	(313,267)		(16,760)	(418,433)
Transfers by concluded projects	244	13,965	3,207,833	(3,412,665)	190,623
Transfers to inventory				(16,838)		(16,838)
Transfers to intangible		31,495	(11,673)	(73,397)	(11,847)	(65,422)
Disposals
Cost	(10,856)	9,723	(353,274)	(91,485)	(41,066)	(486,958)
Depreciation		168	387,005		9,206	396,379
Depreciation		(195,900)	(3,038,176)		(143,164)	(3,377,241)
Transfers to "non-current assets held for sale"	(1,701)		(2)		2	(1,701)
Transfers Others			118,629	(40,095)	(78,534)
Net book value	687,764	5,181,488	26,408,992	4,409,338	537,549	37,225,130
Cost	687,764	8,591,020	57,535,343	4,449,433	2,215,503	73,479,063
Accumulated depreciation		(3,409,532)	(31,126,351)	(40,095)	(1,677,954)	(36,253,933)
Balance as of December 31, 2021	687,764	5,181,488	26,408,992	4,409,338	537,549	37,225,130

(i)	As of December 31, 2021, the amounts recorded under this item corresponded to expenses with scheduled shutdowns in Brazil and at overseas plants in the amount of R$ 1,473,396 (2020: R$924,747), capitalized financial charges in the amount of R$237,519 (2020: R$233,963), inventories of spare parts in the amount of R$534,875 (2020: R$405,497), strategic projects ongoing in Brazil in the amount of R$351,657 (2020: R$256,873) and in Braskem America in the amount of R$136,342 (2020: R$313,080). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.

Schedule of property, plant and equipment by country

(b) Property, plant and equipment by country

	2021	2020

Brazil	15,867,387	15,105,253
Mexico	13,714,543	13,632,787
United States of America	7,281,077	6,823,655
Germany	356,288	363,975
Other	5,835	3,479
	37,225,130	35,929,149